Equity Activity (Tables)	12 Months Ended
Dec. 31, 2018
Equity Activity
Reclassifications and Taxes Related to Items of Other Comprehensive Income

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2018:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(730)	$(172)	$(902)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(2)	$1	$(1)
Reclassification of (gains)/losses to other (income) and expense	—	—	—

Total net changes related to available-for-sale securities	$(2)	$1	$(1)

Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(136)	$43	$(93)
Reclassification of (gains)/losses to:
Cost of services	(30)	8	(22)
Cost of sales	(8)	3	(5)
Cost of financing	75	(19)	56
SG&A expense	0	0	0
Other (income) and expense	341	(86)	255
Interest expense	71	(18)	53

Total unrealized gains/(losses) on cash flow hedges	$313	$(69)	$244

Retirement-related benefit plans (1)
Prior service costs/(credits)	$(182)	$31	$(151)
Net (losses)/gains arising during the period	(2,517)	576	(1,941)
Curtailments and settlements	11	(2)	9
Amortization of prior service (credits)/costs	(73)	5	(68)
Amortization of net (gains)/losses	2,966	(632)	2,334

Total retirement-related benefit plans	$204	$(21)	$184

Other comprehensive income/(loss)	$(215)	$(262)	$(476)

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note T, “Retirement-Related Benefits,” for additional information.)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2017:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$152	$617	$769
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$1	$(1)	$0
Reclassification of (gains)/losses to other (income) and expense	1	0	1

Total net changes related to available-for-sale securities	$2	$(1)	$1

Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(58)	$0	$(58)
Reclassification of (gains)/losses to:
Cost of services	(70)	27	(43)
Cost of sales	(3)	1	(3)
Cost of financing*	23	(9)	14
SG&A expense	(11)	3	(9)
Other (income) and expense	(324)	124	(199)
Interest expense*	22	(8)	13

Total unrealized gains/(losses) on cash flow hedges	$(421)	$137	$(284)

Retirement-related benefit plans (1)
Prior service costs/(credits)	0	0	0
Net (losses)/gains arising during the period	682	(201)	481
Curtailments and settlements	19	(5)	14
Amortization of prior service (credits)/costs	(88)	29	(58)
Amortization of net (gains)/losses	2,889	(1,006)	1,883

Total retirement-related benefit plans	$3,502	$(1,182)	$2,320

Other comprehensive income/(loss)	$3,235	$(429)	$2,806

*     Reclassified to conform to 2018 presentation.

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note T, “Retirement-Related Benefits,” for additional information.)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2016:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(20)	$(120)	$(140)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(38)	$14	$(23)
Reclassification of (gains)/losses to other (income) and expense	34	(13)	21

Total net changes related to available-for-sale securities	$(3)	$1	$(2)

Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$243	$(80)	$163
Reclassification of (gains)/losses to:
Cost of services	8	(3)	5
Cost of sales	5	(5)	1
Cost of financing*	12	(4)	7
SG&A expense	(4)	(2)	(7)
Other (income) and expense	68	(26)	42
Interest expense*	13	(5)	8

Total unrealized gains/(losses) on cash flow hedges	$345	$(126)	$219

Retirement-related benefit plans (1)
Net (losses)/gains arising during the period	$(2,490)	$924	$(1,566)
Curtailments and settlements	(16)	1	(15)
Amortization of prior service (credits)/costs	(107)	34	(74)
Amortization of net (gains)/losses	2,764	(976)	1,788

Total retirement-related benefit plans	$150	$(19)	$132

Other comprehensive income/(loss)	$472	$(263)	$209

*     Reclassified to conform to 2018 presentation.

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note T, “Retirement-Related Benefits,” for additional information.)

Accumulated Other Comprehensive Income/(Loss) (net of tax)

($ in millions)

				Net Unrealized
	Net Unrealized	Foreign	Net Change	Gains/(Losses)	Accumulated
	Gains/(Losses)	Currency	Retirement-	on Available-	Other
	on Cash Flow	Translation	Related	For-Sale	Comprehensive
	Hedges	Adjustments*	Benefit Plans	Securities	Income/(Loss)
December 31, 2015	$100	$(3,463)	$(26,248)	$5	$(29,607)
Other comprehensive income before reclassifications	163	(140)	(1,581)	(23)	(1,581)
Amount reclassified from accumulated other comprehensive income	56	0	1,714	21	1,791

Total change for the period	219	(140)	132	(2)	209

December 31, 2016	319	(3,603)	(26,116)	2	(29,398)
Other comprehensive income before reclassifications	(58)	769	495	0	1,206
Amount reclassified from accumulated other comprehensive income	(226)	0	1,825	1	1,599

Total change for the period	(284)	769	2,320	1	2,806

December 31, 2017	35	(2,834)	(23,796)	3	(26,592)
Cumulative effect of a change in accounting principle**	5	46	(2,471)	(2)	(2,422)
Other comprehensive income before reclassifications	(93)	(902)	(2,092)	(1)	(3,089)
Amount reclassified from accumulated other comprehensive income	337	—	2,276	—	2,612

Total change for the period	244	(902)	184	(1)	(476)

December 31, 2018	$284	$(3,690)	$(26,083)	$0	$(29,490)

*Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.

**        Reflects the adoption of the FASB guidance on stranded tax effects, hedging and financial instruments. Refer to note B, “Accounting Changes.”